Finance debt (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

						$ million
			2020			2019
	Current	Non-current	Total	Current	Non-current	Total
Borrowings	9,359	63,305	72,664	10,487	57,237	67,724
The following table shows the weighted-average interest rates achieved through a combination of borrowings and derivative financial instruments entered into to manage interest rate and currency exposures.

		Fixed rate debt		Floating rate debt		Total
	Weighted average interest rate %	Weighted average time for which rate is fixed Years	Amount $ million	Weighted average interest rate %	Amount $ million	Amount $ million
						2020
US dollar	3	8	39,452	2	32,891	72,343
Other currencies	6	9	178	5	143	321
			39,630		33,034	72,664

						2019
US dollar	4	5	25,634	3	41,871	67,505
Other currencies	6	10	183	7	36	219
			25,817		41,907	67,724

Summary of the fair value and carrying amount of finance debt
The carrying amount of the group’s short-term borrowings, comprising mainly of commercial paper, approximates their fair value. The fair values of the significant majority of the group’s long-term borrowings are determined using quoted prices in active markets, and so fall within level 1 of the fair value hierarchy. Where quoted prices are not available, quoted prices for similar instruments in active markets are used and such measurements are therefore categorized in level 2 of the fair value hierarchy.

				$ million
		2020		2019
	Fair value	Carrying amount	Fair value	Carrying amount
Short-term borrowings	1,237	1,237	2,321	2,321
Long-term borrowings	74,855	71,427	67,055	65,403
Total finance debt	76,092	72,664	69,376	67,724